Label	Element	Value
VegaShares SPX NDX RTY Premium Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	VEGASHARES SPX NDX RTY PREMIUM INCOME ETF
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund primarily seeks current income and
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	secondarily capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund is an actively managed ETF. The Fund seeks to achieve its investment objectives by employing a covered call strategy using a combination of the (i) S&P 500® Index ("SPX"), (ii) Nasdaq-100 Index® ("NDX®"), and (iii) Russell 2000® Index ("RTY") as the reference assets. However, the Fund has no set target allocation among the indexes; the respective weighting exposure to each of the indexes, for both the long exposure and sold call options, is actively managed based on the adviser's quantitative framework. The framework incorporates multiple factors, including, each index's implied volatility versus its historical implied or realized volatility, index implied correlation, options liquidity, and expected risk-adjusted return. This strategy seeks to provide both (1) current income on a weekly basis and (2) exposure to the price return of the indexes listed above. The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the constituents of the S&P 500® Index, Nasdaq-100 Index®, and/or (iii) Russell 2000® Index and/or instruments linked to the constituents of these indexes. The Fund defines an investment in these indexes and their constituents to include ETFs that track an index as well as instruments that have economic characteristics substantially similar to an investment in the constituents of an index.

As a substitute for holding the constituents of an index or holding an index-tracking ETF, the Fund may use deep in-the-money call options. A purchased call option is intended to offer so-called "synthetic" long exposure to an index. In a traditional covered call strategy, an investor sells a call option on a security it already owns. However, the Fund may derive its long exposure to the price return of an index through the use of options contracts that use the index or an index-tracking ETF as the reference asset. This variation in the Fund's strategy is commonly referred to as a "synthetic covered call strategy." Deep in-the-money refers to the fact that at the time the Fund purchases such call option, the value of the reference index or ETF is already well above the strike price of the call option. This means that the Fund expects to exercise or monetize the call option and experience a gain equal to the difference between the strike price and the value of the reference index or ETF. These gains will generally provide exposure to the returns of the relevant index. As of the date of this prospectus, the Fund expects to execute its strategy primarily using this synthetic approach.

The S&P 500® Index is composed of large capitalization U.S. issuers. As of January 31, 2026, it had an average capitalization of $123 billion and was focused in the information technology sector which represented approximately 33% of the index. The Nasdaq-100 Index® is composed of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market® based on market capitalization. As of January 31, 2026, it had an average capitalization of approximately $50 billion and was focused in the technology sector which represented over 60% of the index. The Russell 2000® Index is composed of small capitalization U.S. issuers. As of January 31, 2026, it had an average capitalization of $5 billion and was not focused in any sector. The Fund primarily seeks exposure to the indexes by purchasing the component securities of SPX, NDX®, RTY or by purchasing other investments (including other ETFs) that have economic characteristics that are substantially identical to the economic characteristics of such component securities; and also writes (sells) call options that correspond to the indexes.

The Fund's sold (written) call options will generally have very short times to expiration, such as zero days to expiration or one day to expiration. Zero days to expiration options are generally known as "0DTE" options. To execute this element of the Fund's strategy the Fund generally sells out-of-the-money 0DTE call options on the indexes that will expire at the end of the day. One day to expiration options are generally known as "1-DTE" options. To execute the one day to expiration element of the Fund's strategy the Fund generally sells out-of-the-money 1-DTE call options on the indexes that will expire at the end of the following business day.

Capturing the premiums (the amount paid to the Fund by the option buyer) is the primary means by which the Fund intends to generate current income. However, the sale of these call options to generate income will limit the Fund's ability to participate in increases in value of an index beyond a certain point. For example, if the value of the S&P 500® Index increases, the Fund's long exposure to the index will allow the Fund to participate in those gains. However, if the index appreciates in value beyond the strike price of the written call option contracts that the Fund has sold to generate income, the Fund will lose money on those written call positions. These potential losses limit the upside return of the Fund's long exposure. This call option writing strategy effectively converts a portion of the potential upside return growth of the indexes into current income. For example, if the Fund sold S&P 500® Index call options that were 1% out-of-the-money and the index experienced a gain of 2%, the Fund would only experience a gain of 1%. This is because while its long index call options would produce a gain of 2%, this gain would be offset by the 1% loss it experienced from its sold index call options. The Fund does not seek to sell call options at a particular strike price.

The Fund only transacts in options contracts that are listed for trading on regulated U.S. exchanges. To implement its strategy the Fund transacts in exchange-traded options contracts and/or FLexible Exchange® options ("FLEX Options") that utilize one of the indexes, or investments that have substantially identical economic characteristics as the indexes, as the reference asset. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled "European" style options. European style options can only be exercised at expiration whereas an "American" style option can be exercised at any time prior to expiration.

Because the Fund's strategy may not consume all its assets, the Fund may invests in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities.

The Fund intends to make weekly distribution payments to shareholders. A significant portion of the distributions may be characterized as a return of capital. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act").

Additionally, as related to the options portfolio, the Fund may seek tax efficient returns by utilizing index options that qualify as "Section 1256 Contracts" under the Internal Revenue Code and related rules. A Section 1256 Contract a type of derivative that receives special tax treatment: (i) regulated futures contract, (ii) foreign currency contract, (iii) nonequity option, (iv) dealer equity option, or (v) dealer securities futures contract. If the Section 1256 Contracts produce a capital gain or loss, such gain or loss is treated as 60% long term and 40% short term. This favorable tax treatment applies regardless of how long the contracts were held. This treatment also applies if such options are held at year end as they will be deemed as if they were sold at fair market value on the last business day of the tax year. The Fund may seek to take advantage of tax loss harvesting opportunities on its options positions. This can be accomplished by taking investment losses from certain options positions to offset realized taxable gains.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the constituents of the S&P 500® Index, Nasdaq-100 Index®, and/or (iii) Russell 2000® Index and/or instruments linked to the constituents of these indexes.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1-888-862-3299.

Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-888-862-3299
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.VegaSharesETFs.com
VegaShares SPX NDX RTY Premium Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
VegaShares SPX NDX RTY Premium Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.
VegaShares SPX NDX RTY Premium Income ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

VegaShares SPX NDX RTY Premium Income ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity index options held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

VegaShares SPX NDX RTY Premium Income ETF | Options Risk Generally [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

VegaShares SPX NDX RTY Premium Income ETF | DTE and 1-DTE Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

0DTE and 1-DTE Options Risk. Due to the short time until their expiration, 0DTE and 1-DTE options are more sensitive to price movements and market volatility than longer term options. Timing of trades utilizing 0DTE and 1-DTE options is critical. When the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, a slight delay in the execution of these trades can significantly impact the outcome of the trade. These options may be illiquid and bid-ask spreads on these options can be wider than with traditional options, increasing the Fund's transaction costs. Also, 0DTE and 1-DTE options are relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

VegaShares SPX NDX RTY Premium Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

VegaShares SPX NDX RTY Premium Income ETF | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sector Risk. The S&P 500® Index and Nasdaq-100 Index® have significant exposure to companies in the technology sector. The Fund is likely to be more adversely affected by any negative performance of the technology sector than funds that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

VegaShares SPX NDX RTY Premium Income ETF | Covered Call Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Covered Call Strategy Risk. The seller of the option gives up the opportunity to benefit from value increases in the reference index above the strike price, but continues to bear the risk of index price declines. The premiums received from the written options may not be sufficient to offset any losses sustained by the reference index. Additionally, when the Fund is employing a synthetic covered call strategy, meaning that it derives its long exposure from deep in-the-money options that utilize an index or index-tracking ETF as the reference asset, this increases the likelihood that the Fund's returns may not always precisely align or track with the returns of the relevant index.

VegaShares SPX NDX RTY Premium Income ETF | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Active Management Risk. The Fund is subject to the risk that the investment management strategy of the adviser may not produce the intended results and may negatively impact Fund performance. The adviser is recently formed and has not previously managed an ETF or other investment company.

VegaShares SPX NDX RTY Premium Income ETF | Small- and Mid-Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small- and Mid-Capitalization Risk. The earnings and prospects of small- to mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. These companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

VegaShares SPX NDX RTY Premium Income ETF | Distribution Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Distribution Tax Risk. The Fund's weekly distributions may exceed the Fund's income and gains for the Fund's taxable year. Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Because a portion of the Fund's distributions will likely consist of return of capital, the Fund may not be appropriate for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

VegaShares SPX NDX RTY Premium Income ETF | Limited History of Operations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.
VegaShares SPX NDX RTY Premium Income ETF | Underlying Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Underlying Funds Risk. Underlying funds (i.e. ETFs) involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

VegaShares SPX NDX RTY Premium Income ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.
VegaShares SPX NDX RTY Premium Income ETF | ETF Structure Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

VegaShares SPX NDX RTY Premium Income ETF | VegaShares SPX NDX RTY Premium Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.68%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 218

[1]	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
[2]	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.